LVIP SSGA International Index Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.25%
Australia–7.00%
AGL Energy	133,239	$ 1,723,707
Alumina	468,716	750,944
AMP	594,619	733,377
APA Group	244,107	1,890,576
Aristocrat Leisure	111,320	2,301,552
ASX	34,724	1,902,857
Aurizon Holdings	422,885	1,685,766
AusNet Services	291,588	357,236
Australia & New Zealand Banking Group	552,887	10,620,778
Bank of Queensland	77,045	515,971
Bendigo & Adelaide Bank	83,245	645,901
=†BGP Holdings	160,069	0
BHP Group	567,137	14,014,272
BlueScope Steel	101,334	823,073
Boral	245,260	800,432
Brambles	322,951	2,487,046
Caltex Australia	54,438	967,284
Challenger	96,172	478,946
CIMIC Group	17,957	381,552
Coca-Cola Amatil	104,489	751,896
Cochlear	11,911	1,676,170
Coles Group	215,400	2,239,408
Commonwealth Bank of Australia	341,269	18,616,018
Computershare	101,158	1,105,841
Crown Resorts	59,112	480,860
CSL	87,446	13,826,253
Dexus	210,369	1,694,467
Flight Centre Travel Group	8,399	269,770
Fortescue Metals Group	265,273	1,578,961
Goodman Group	310,169	2,968,869
GPT Group	356,018	1,480,468
Harvey Norman Holdings	93,657	286,515
Incitec Pivot	288,379	660,410
Insurance Australia Group	468,917	2,502,120
James Hardie Industries CDI	92,149	1,547,896
LendLease Group	114,498	1,358,046
Macquarie Group	61,655	5,465,232
Magellan Financial Group	23,759	827,531
Medibank	570,717	1,310,663
Mirvac Group	771,487	1,593,789
National Australia Bank	540,344	10,834,009
Newcrest Mining	154,953	3,575,642
Oil Search	284,085	1,402,454
Orica	62,872	957,430
Origin Energy	357,350	1,924,730
QBE Insurance Group	240,492	2,039,949
Ramsay Health Care	27,817	1,218,663
REA Group	8,246	602,842
Rio Tinto (Australian Securities Exchange)	70,566	4,419,897
Santos	337,855	1,761,642
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Scentre Group	1,068,848	$ 2,835,706
SEEK	55,169	800,247
Sonic Healthcare	85,573	1,622,552
South32	593,412	1,046,595
South32 (London Stock Exchange)	368,248	648,307
Stockland	423,937	1,302,203
†Suncorp Group	253,943	2,339,592
Sydney Airport	230,362	1,249,988
Tabcorp Holdings	336,006	1,099,829
Telstra	844,107	2,000,924
TPG Telecom	57,587	269,905
Transurban Group	521,952	5,181,658
Treasury Wine Estates	151,945	1,907,192
Vicinity Centres	698,274	1,211,495
Washington H Soul Pattinson & Co.	20,481	291,016
Wesfarmers	214,651	5,767,205
Westpac Banking	660,989	13,201,690
Woodside Petroleum	181,668	3,968,924
Woolworths Group	241,322	6,072,530
WorleyParsons	61,044	535,528
		187,412,797
Austria–0.23%
ANDRITZ	12,257	500,885
†Erste Group Bank	60,858	2,011,331
OMV	30,315	1,624,834
Raiffeisen Bank International	31,533	731,302
Verbund	12,946	708,343
voestalpine	24,055	553,077
		6,129,772
Belgium–1.02%
Ageas	36,403	2,018,004
Anheuser-Busch InBev	147,049	13,996,051
Colruyt	11,289	618,439
Groupe Bruxelles Lambert	16,610	1,594,364
KBC Group	46,412	3,014,521
Proximus	25,610	760,975
Solvay Class A	15,075	1,560,673
Telenet Group Holding	8,879	418,997
UCB	24,735	1,794,583
Umicore	39,390	1,488,282
		27,264,889
Chile–0.03%
Antofagasta	66,393	732,949
		732,949
□China–0.04%
†BeiGene ADR	6,200	759,252
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Yangzijiang Shipbuilding Holdings	470,300	$ 327,002
		1,086,254
Denmark–1.74%
AP Moller - Maersk Class A	642	684,454
AP Moller - Maersk Class B	1,324	1,496,692
Carlsberg Class B	21,677	3,203,385
Chr Hansen Holding	20,317	1,721,129
Coloplast Class B	21,691	2,609,771
Danske Bank	139,688	1,943,391
†Demant	19,495	499,072
DSV	42,153	4,006,642
†Genmab	11,704	2,378,061
H Lundbeck	12,200	404,462
ISS	29,033	717,792
Novo Nordisk Class B	339,144	17,525,657
Novozymes Class B	39,434	1,658,637
Orsted	34,782	3,233,286
Pandora	21,759	873,204
Tryg	18,928	542,295
Vestas Wind Systems	39,180	3,039,503
		46,537,433
Finland–1.10%
Elisa	25,308	1,304,745
Fortum	91,425	2,160,944
Kone Class B	67,681	3,851,750
Metso	17,066	636,855
Neste	81,045	2,681,345
Nokia (London Stock Exchange)	1,091,160	5,510,687
Nordea Bank	582,905	4,134,706
Orion Class B	16,843	627,619
Sampo Class A	82,755	3,288,045
Stora Enso Class R	114,087	1,372,945
UPM-Kymmene	99,408	2,935,381
Wartsila	90,576	1,013,456
		29,518,478
France–11.16%
Accor	35,219	1,468,050
Aeroports de Paris	4,998	888,997
Air Liquide	83,052	11,819,964
Airbus	112,595	14,618,044
Alstom	33,570	1,390,577
Amundi	11,757	818,969
Arkema	12,675	1,181,647
Atos	19,932	1,403,001
AXA	377,174	9,630,678
BioMerieux	8,057	666,319
BNP Paribas	216,882	10,544,130
Bollore	153,039	633,729
Bouygues	38,680	1,549,008
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Bureau Veritas	56,888	$ 1,369,281
Capgemini	29,880	3,518,405
Carrefour	120,394	2,105,963
Casino Guichard Perrachon	8,803	420,158
Cie de Saint-Gobain	98,134	3,846,136
Cie Generale des Etablissements Michelin	33,683	3,750,368
CNP Assurances	27,678	534,866
Covivio	9,497	1,005,172
Creditricole	227,599	2,754,810
Danone	118,552	10,442,259
Dassault Aviation	389	550,340
Dassault Systemes	24,487	3,488,327
Edenred	44,365	2,128,179
Eiffage	15,005	1,555,493
Electricite de France	126,647	1,416,733
Engie	345,846	5,644,956
EssilorLuxottica	54,254	7,822,300
Eurazeo	7,222	537,092
Eurofins Scientific	2,286	1,063,078
Eutelsat Communications	29,393	546,768
Faurecia	14,765	699,950
Gecina	7,830	1,230,271
Getlink	92,215	1,384,680
Hermes International	5,944	4,105,395
ICADE	6,915	618,411
Iliad	5,491	515,718
Imerys	5,370	215,692
Ingenico Group	10,455	1,019,004
Ipsen	6,656	631,431
JCDecaux	12,510	338,527
Kering	14,735	7,508,733
Klepierre	43,066	1,462,542
Legrand	51,786	3,694,253
L'Oreal	48,679	13,614,001
LVMH Moet Hennessy Louis Vuitton	52,991	21,024,689
Natixis	195,108	808,364
Orange	387,234	6,060,965
Pernod Ricard	40,672	7,238,838
Peugeot	109,674	2,737,325
Publicis Groupe	40,441	1,989,908
Remy Cointreau	4,018	533,371
Renault	35,645	2,045,777
RTL Group	6,515	313,249
Safran	62,663	9,866,305
Sanofi	214,942	19,910,667
Sartorius Stedim Biotech	5,257	735,312
Schneider Electric	105,649	9,238,167
SCOR	34,819	1,437,587
SEB	3,788	574,912
SES FDR	71,465	1,302,625
Societe BIC	4,842	325,046

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Societe Generale	147,154	$ 4,030,859
Sodexo	17,600	1,975,862
STMicroelectronics	130,698	2,529,239
Suez	76,454	1,201,596
Teleperformance	11,237	2,434,798
Thales	21,488	2,470,065
TOTAL	455,219	23,701,773
†Ubisoft Entertainment	14,975	1,079,557
Unibail-Rodamco-Westfield	166,149	3,768,309
Valeo	47,989	1,555,180
Veolia Environnement	105,986	2,684,796
Vinci	97,691	10,523,178
Vivendi	175,063	4,790,205
Wendel	4,961	683,634
†Worldline	13,517	851,525
		298,576,088
Germany–7.85%
1&1 Drillisch	10,313	321,476
adidas	34,339	10,691,252
Allianz	81,267	18,916,675
†Axel Springer	10,855	745,379
BASF	177,512	12,411,299
Bayer	180,354	12,706,488
Bayerische Motoren Werke	62,734	4,418,123
Beiersdorf	20,508	2,417,994
Brenntag	28,832	1,394,421
Carl Zeiss Meditec Class B	7,706	878,294
Commerzbank	198,650	1,149,962
Continental	20,808	2,669,810
Covestro	36,817	1,821,781
Daimler	175,255	8,713,139
†Delivery Hero	17,603	781,492
Deutsche Bank	375,764	2,807,772
Deutsche Boerse	36,024	5,618,270
Deutsche Lufthansa	40,182	637,895
Deutsche Post	195,122	6,502,481
Deutsche Telekom	642,348	10,774,107
Deutsche Wohnen	67,727	2,472,270
E.ON	415,338	4,038,168
Evonik Industries	33,374	823,879
Fraport Frankfurt Airport Services Worldwide	6,547	554,894
Fresenius & Co.	78,608	3,677,332
Fresenius Medical Care & Co.	40,205	2,701,785
GEA Group	34,126	920,643
Hannover Rueck	11,252	1,901,692
HeidelbergCement	30,004	2,167,787
Henkel & Co.	21,030	1,925,209
HOCHTIEF	3,454	393,619
HUGO BOSS	11,260	602,846
Infineon Technologies	239,455	4,302,229
KION Group	12,379	650,999
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Knorr-Bremse	9,259	$ 870,321
LANXESS	17,079	1,043,110
Merck	26,037	2,933,061
METRO	31,210	492,381
MTU Aero Engines	10,113	2,687,200
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	27,661	7,144,774
Puma	13,840	1,070,879
†QIAGEN	45,531	1,491,081
RWE	104,953	3,280,051
SAP	187,706	22,087,989
Siemens	148,076	15,850,811
Siemens Healthineers	28,643	1,126,304
Symrise	25,259	2,455,398
Telefonica Deutschland Holding	131,416	366,400
thyssenkrupp	77,473	1,072,043
Uniper	39,144	1,283,774
United Internet	25,439	906,507
Volkswagen	5,465	939,456
Vonovia	95,476	4,843,990
Wirecard	22,829	3,653,541
†Zalando	23,491	1,072,580
		210,183,113
■Hong Kong–3.41%
AIA Group	2,306,400	21,751,754
ASM Pacific Technology	57,800	705,242
Bank of East Asia	235,146	579,142
BOC Hong Kong Holdings	741,500	2,516,071
CK Asset Holdings	503,424	3,410,742
CK Hutchison Holdings	511,660	4,516,997
CK Infrastructure Holdings	112,000	753,201
CLP Holdings	329,500	3,463,335
Galaxy Entertainment Group	414,000	2,566,685
Hang Lung Properties	388,000	880,561
Hang Seng Bank	141,900	3,057,600
Henderson Land Development	299,149	1,393,383
HK Electric Investments	446,308	425,370
HKT Trust	706,592	1,120,882
Hong Kong & China Gas	1,901,083	3,705,455
Hong Kong Exchanges & Clearing	230,099	6,744,211
Hongkong Land Holdings	231,000	1,298,731
Hysan Development	105,850	426,853
Jardine Matheson Holdings	43,800	2,344,052
Jardine Strategic Holdings	41,500	1,241,324
Kerry Properties	101,531	312,625
Link REIT	403,715	4,453,324

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Melco Resorts & Entertainment ADR	39,646	$ 769,529
MGM China Holdings	135,995	211,746
MTR	292,296	1,639,241
New World Development	1,094,476	1,421,352
NWS Holdings	271,490	420,502
PCCW	636,596	357,379
Power Assets Holdings	281,500	1,889,663
Sands China	465,868	2,105,105
Shangri-La Asia	254,166	259,057
Sino Land	581,587	874,134
SJM Holdings	287,591	273,132
Sun Hung Kai Properties	305,005	4,383,146
Swire Pacific Class A	91,500	851,617
Swire Properties	196,961	618,142
Techtronic Industries	285,500	1,987,133
Vitasoy International Holdings	142,000	575,589
WH Group	1,658,793	1,485,545
Wharf Holdings	247,000	538,745
Wharf Real Estate Investment	247,000	1,348,993
Wheelock & Co.	137,000	780,512
Wynn Macau	271,153	528,388
Yue Yuen Industrial Holdings	118,500	323,752
		91,309,942
Ireland–0.57%
†AerCap Holdings	21,488	1,176,468
AIB Group	158,367	469,791
Bank of Ireland Group	189,676	751,574
CRH	155,607	5,341,082
Kerry Group Class A	29,479	3,447,618
Kingspan Group	29,116	1,421,728
Paddy Power Betfair	15,571	1,455,486
Smurfit Kappa Group	43,122	1,282,268
		15,346,015
Isle Of Man–0.04%
GVC Holdings	103,717	947,392
		947,392
Israel–0.54%
Azrieli Group	6,290	495,672
†Bank Hapoalim	187,348	1,476,177
Bank Leumi Le-Israel	299,849	2,134,872
†Check Point Software Technologies	24,264	2,656,908
†CyberArk Software	7,100	708,722
Elbit Systems	3,945	654,951
Israel Chemicals	134,336	672,068
Israel Discount Bank Class A	222,861	979,516
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Mizrahi Tefahot Bank	34,537	$ 858,189
†Nice	10,876	1,567,544
†Teva Pharmaceutical Industries	139,930	967,829
†Teva Pharmaceutical Industries ADR	42,069	289,435
†Wix.com	8,300	968,942
		14,430,825
Italy–2.15%
Assicurazioni Generali	209,765	4,065,179
Atlantia	91,532	2,212,126
CNH Industrial	207,500	2,112,997
Davide Campari-Milano	112,954	1,020,307
Enel	1,581,766	11,814,678
Eni	488,643	7,468,795
Ferrari	22,804	3,518,954
FinecoBank Banca Fineco	99,095	1,048,430
Intesa Sanpaolo	2,849,972	6,751,069
Leonardo	84,063	988,162
Mediobanca Banca di Credito Finanziario	119,894	1,308,737
Moncler	34,241	1,220,465
Pirelli & C	76,552	453,333
Poste Italiane	93,206	1,059,481
Prysmian	48,544	1,042,364
Recordati	18,504	793,614
Snam	398,507	2,012,950
†Telecom Italia	1,746,464	997,208
Telecom Italia RSP	1,014,860	555,126
Tenaris	88,192	935,400
Terna Rete Elettrica Nazionale	253,807	1,630,127
UniCredit	382,319	4,506,394
		57,515,896
Japan–24.32%
ABC-Mart	4,800	305,126
Acom	67,200	264,816
Advantest	38,200	1,702,877
Aeon	119,700	2,199,219
AEON Financial Service	19,500	294,836
Aeon Mall	16,390	259,311
AGC	39,200	1,221,563
Air Water	24,000	431,553
Aisin Seiki	34,700	1,097,089
Ajinomoto	87,600	1,658,056
Alfresa Holdings	41,800	936,582
Alps Alpine	42,000	788,658
Amada Holdings	57,300	620,931
ANA Holdings	19,900	670,422
Aozora Bank	25,200	631,521
Asahi Group Holdings	71,200	3,536,012
Asahi Intecc	37,000	976,192

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Kasei	254,000	$ 2,519,691
Astellas Pharma	358,900	5,133,762
Bandai Namco Holdings	35,400	2,207,457
Bank of Kyoto	10,200	401,256
Benesse Holdings	10,300	268,316
Bridgestone	109,400	4,257,400
Brother Industries	39,700	723,403
Calbee	12,400	386,795
Canon	191,400	5,118,450
Casio Computer	39,300	611,602
Central Japan Railway	27,500	5,670,759
Chiba Bank	128,000	662,029
Chubu Electric Power	125,300	1,817,557
Chugai Pharmaceutical	41,000	3,204,033
Chugoku Electric Power	46,900	603,552
Coca-Cola Bottlers Japan Holdings	21,900	492,446
Concordia Financial Group	241,900	932,227
Credit Saison	24,400	329,023
CyberAgent	19,400	747,816
Dai Nippon Printing	47,000	1,219,225
Daicel	47,100	400,703
Daifuku	19,200	998,900
Dai-ichi Life Holdings	197,900	3,008,652
Daiichi Sankyo	106,400	6,723,351
Daikin Industries	47,200	6,225,168
Daito Trust Construction	14,000	1,793,097
Daiwa House Industry	104,100	3,383,737
Daiwa House REIT Investment	330	928,416
Daiwa Securities Group	322,000	1,441,028
Denso	83,600	3,694,065
Dentsu	41,900	1,481,586
Disco	5,100	974,950
East Japan Railway	59,000	5,641,725
Eisai	48,200	2,462,393
Electric Power Development	24,700	564,657
FamilyMart UNY Holdings	48,000	1,172,800
FANUC	37,700	7,126,184
Fast Retailing	11,200	6,681,353
Fuji Electric	25,400	783,173
FUJIFILM Holdings	69,000	3,039,479
Fujitsu	39,700	3,190,697
Fukuoka Financial Group	27,200	516,210
GMO Payment Gateway	7,800	523,562
Hakuhodo DY Holdings	45,700	664,049
Hamamatsu Photonics	25,800	962,553
Hankyu Hanshin Holdings	40,400	1,562,287
Hikari Tsushin	3,300	715,913
Hino Motors	47,200	391,149
Hirose Electric	7,287	897,726
Hisamitsu Pharmaceutical	13,200	581,071
Hitachi	183,400	6,868,366
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi Chemical	17,500	$ 574,053
Hitachi Construction Machinery	17,400	422,647
Hitachi High-Technologies	14,900	866,139
Hitachi Metals	34,000	369,241
Honda Motor	313,400	8,206,202
Hoshizaki	10,400	819,795
Hoya	72,000	5,897,007
Hulic	50,200	515,384
Idemitsu Kosan	33,283	944,317
IHI	26,000	569,551
Iida Group Holdings	25,000	408,184
Inpex	213,200	1,964,802
Isetan Mitsukoshi Holdings	56,500	452,468
Isuzu Motors	101,400	1,123,248
ITOCHU	265,700	5,503,610
Itochu Techno-Solutions	18,400	488,739
J Front Retailing	43,000	505,199
Japan Airlines	20,200	599,928
Japan Airport Terminal	7,300	317,772
Japan Exchange Group	107,200	1,694,021
Japan Post Bank	68,200	662,433
Japan Post Holdings	308,400	2,845,789
Japan Prime Realty Investment	140	664,399
Japan Real Estate Investment	230	1,542,449
Japan Retail Fund Investment	523	1,105,737
Japan Tobacco	229,800	5,034,833
JFE Holdings	94,100	1,139,771
JGC	34,900	460,587
JSR	31,300	503,954
JTEKT	37,600	434,246
JXTG Holdings	620,960	2,838,373
Kajima	92,500	1,218,631
Kakaku.com	22,800	563,239
Kamigumi	20,500	465,678
Kaneka	8,600	269,512
Kansai Electric Power	144,000	1,612,842
Kansai Paint	36,800	860,187
Kao	93,600	6,942,956
Kawasaki Heavy Industries	29,500	657,750
KDDI	340,300	8,879,357
Keihan Holdings	17,200	766,403
Keikyu	39,500	768,764
Keio	19,400	1,211,363
Keisei Electric Railway	23,000	949,513
Keyence	17,488	10,885,503
Kikkoman	30,900	1,482,414
Kintetsu Group Holdings	30,200	1,576,385
Kirin Holdings	160,700	3,419,665
Kobayashi Pharmaceutical	9,400	717,885

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kobe Steel	52,100	$ 279,827
Koito Manufacturing	17,700	871,263
Komatsu	175,000	4,035,459
Konami Holdings	15,200	736,342
Konica Minolta	76,200	533,135
Kose	5,400	916,861
Kubota	188,900	2,872,921
Kuraray	74,000	914,254
Kurita Water Industries	16,000	430,747
Kyocera	64,200	4,002,907
Kyowa Hakko Kirin	43,700	851,028
Kyushu Electric Power	71,900	679,487
Kyushu Railway	28,000	893,756
Lawson	9,400	481,332
†LINE	13,700	491,630
Lion	40,000	791,298
LIXIL Group	55,200	975,227
M3	88,400	2,139,268
Makita	44,000	1,396,274
Marubeni	299,300	1,996,021
Marui Group	39,100	828,426
Maruichi Steel Tube	14,100	374,489
Mazda Motor	110,800	993,135
McDonald's Holdings	13,100	634,529
Mebuki Financial Group	198,510	490,901
Medipal Holdings	37,600	839,316
MEIJI Holdings	22,268	1,628,843
†Mercari	14,200	354,294
MINEBEA MITSUMI	80,300	1,281,874
MISUMI Group	57,100	1,352,606
Mitsubishi	259,000	6,377,332
Mitsubishi Chemical Holdings	264,600	1,896,491
Mitsubishi Electric	348,300	4,646,376
Mitsubishi Estate	226,300	4,375,853
Mitsubishi Gas Chemical	30,500	410,222
Mitsubishi Heavy Industries	57,900	2,275,955
Mitsubishi Materials	18,800	509,640
Mitsubishi Motors	121,700	530,952
Mitsubishi Tanabe Pharma	39,700	437,506
Mitsubishi UFJ Financial Group	2,355,100	11,994,194
Mitsubishi UFJ Lease & Finance	106,000	614,839
Mitsui & Co.	317,900	5,221,958
Mitsui Chemicals	38,000	856,112
Mitsui Fudosan	169,600	4,220,854
Mitsui OSK Lines	19,300	490,669
Mizuho Financial Group	4,690,920	7,208,784
MonotaRO	23,800	627,800
MS&AD Insurance Group Holdings	88,554	2,878,372
Murata Manufacturing	106,800	5,176,333
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nabtesco	19,000	$ 594,758
Nagoya Railroad	31,000	928,771
NEC	47,400	2,004,379
†Nexon	83,600	1,015,754
NGK Insulators	54,500	779,686
NGK Spark Plug	30,000	575,603
NH Foods	17,500	704,612
Nidec	42,800	5,796,039
Nikon	57,400	720,103
Nintendo	22,000	8,194,920
Nippon Building Fund	237	1,820,906
Nippon Electric Glass	19,800	442,719
Nippon Express	14,000	717,034
Nippon Paint Holdings	27,400	1,433,089
Nippon Prologis REIT	400	1,096,837
Nippon Steel	152,422	2,135,789
Nippon Telegraph & Telephone	127,000	6,076,147
Nippon Yusen	27,200	456,929
Nissan Chemical	27,200	1,138,884
Nissan Motor	429,600	2,682,145
Nisshin Seifun Group	31,765	589,022
Nissin Foods Holdings	9,900	717,463
Nitori Holdings	16,200	2,377,343
Nitto Denko	33,300	1,613,557
Nomura Holdings	669,900	2,847,638
Nomura Real Estate Holdings	21,000	455,230
Nomura Real Estate Master Fund	690	1,246,269
Nomura Research Institute	68,607	1,370,902
NSK	74,300	629,697
NTT Data	131,500	1,706,675
NTT DOCOMO	263,200	6,720,713
Obayashi	127,400	1,274,118
Obic	10,900	1,249,049
Odakyu Electric Railway	51,500	1,237,043
Oji Holdings	169,000	793,451
Olympus	238,000	3,224,398
Omron	39,300	2,165,630
Ono Pharmaceutical	80,100	1,458,780
Oracle	5,900	514,339
Oriental Land	37,600	5,730,819
ORIX	245,200	3,667,944
Osaka Gas	77,800	1,494,267
Otsuka	17,600	704,379
Otsuka Holdings	79,500	2,986,420
Pan Pacific International Holdings	86,400	1,446,542
Panasonic	408,200	3,326,701
Park24	17,800	413,512
†PeptiDream	17,800	850,826
Persol Holdings	34,500	655,736
Pigeon	22,000	910,951

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pola Orbis Holdings	14,000	$ 315,608
Rakuten	152,700	1,513,650
Recruit Holdings	227,300	6,944,809
†Renesas Electronics	159,500	1,045,237
Resona Holdings	400,300	1,722,547
Ricoh	138,600	1,253,955
Rinnai	5,400	363,866
Rohm	19,500	1,503,490
Ryohin Keikaku	47,000	881,092
Sankyo	7,600	261,527
Santen Pharmaceutical	62,800	1,097,468
SBI Holdings	49,870	1,072,980
Secom	38,800	3,550,427
Sega Sammy Holdings	31,700	444,694
Seibu Holdings	42,300	738,396
Seiko Epson	58,100	825,279
Sekisui Chemical	62,300	969,518
Sekisui House	120,000	2,367,860
Seven & i Holdings	143,200	5,488,180
Seven Bank	91,400	251,095
SG Holdings	27,600	676,368
Sharp	28,100	313,796
Shimadzu	42,500	1,080,653
Shimamura	3,500	278,066
Shimano	15,200	2,296,778
Shimizu	108,300	983,786
Shin-Etsu Chemical	70,300	7,565,009
Shinsei Bank	30,100	440,129
Shionogi & Co.	53,500	2,982,786
Shiseido	76,600	6,147,851
Shizuoka Bank	90,000	674,448
Showa Denko	25,700	678,189
SMC	11,100	4,771,092
Softbank Corp.	329,200	4,460,553
SoftBank Group	319,400	12,603,655
Sohgo Security Services	11,900	625,880
Sompo Holdings	63,575	2,669,949
Sony	245,100	14,487,404
Sony Financial Holdings	29,300	637,979
Stanley Electric	25,300	673,877
Subaru	122,900	3,475,622
SUMCO	45,600	621,195
Sumitomo	218,500	3,420,718
Sumitomo Chemical	317,400	1,432,987
Sumitomo Dainippon Pharma	36,600	605,561
Sumitomo Electric Industries	153,100	1,953,774
Sumitomo Heavy Industries	23,000	685,357
Sumitomo Metal Mining	40,200	1,255,495
Sumitomo Mitsui Financial Group	255,700	8,786,393
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Trust Holdings	67,346	$ 2,438,726
Sumitomo Realty & Development	63,800	2,435,632
Sumitomo Rubber Industries	28,800	342,950
Sundrug	12,600	397,572
Suntory Beverage & Food	29,000	1,241,544
Suzuken Aichi	13,050	702,476
Suzuki Motor	70,500	3,003,251
Sysmex	30,300	2,035,622
T&D Holdings	119,000	1,271,602
Taiheiyo Cement	19,800	532,054
Taisei	42,000	1,634,514
Taisho Pharmaceutical Holdings	7,700	563,025
Taiyo Nippon Sanso	21,900	445,119
Takeda Pharmaceutical	286,475	9,830,576
TDK	24,100	2,178,568
Teijin	31,600	609,944
Terumo	116,200	3,760,026
THK	20,300	537,812
Tobu Railway	33,400	1,085,057
Toho (Tokyo)	24,600	1,079,813
Toho Gas	12,000	460,223
Tohoku Electric Power Holdings	94,800	926,601
Tokio Marine Holdings	121,800	6,534,221
Tokyo Century	8,200	381,345
†Tokyo Electric Power	283,800	1,391,913
Tokyo Electron	30,500	5,859,776
Tokyo Gas	80,000	2,023,433
Tokyu	104,000	1,956,382
Tokyu Fudosan Holdings	142,400	911,383
Toppan Printing	44,500	790,304
Toray Industries	289,900	2,159,013
Toshiba	106,600	3,260,725
Tosoh	52,000	692,736
TOTO	29,400	1,107,213
Toyo Seikan Group Holdings	27,500	429,128
Toyo Suisan Kaisha	13,900	558,178
Toyoda Gosei	10,900	219,432
Toyota Industries	25,500	1,472,346
Toyota Motor	436,500	29,315,437
Toyota Tsusho	41,700	1,353,485
Trend Micro	25,100	1,199,490
Tsuruha Holdings	6,500	709,823
Unicharm	82,600	2,625,359
United Urban Investment	599	1,147,538
USS	37,900	738,083
Welcia Holdings	9,000	454,847
West Japan Railway	33,400	2,826,011
Yahoo Japan	542,400	1,528,149

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yakult Honsha	21,300	$ 1,195,737
Yamada Denki	105,800	512,641
Yamaha	28,600	1,289,433
Yamaha Motor	57,700	1,051,877
Yamato Holdings	59,100	892,892
Yamazaki Baking	28,900	516,929
Yaskawa Electric	42,200	1,566,344
Yokogawa Electric	50,700	931,648
Yokohama Rubber	16,000	321,549
ZOZO	40,400	935,827
		650,806,060
Luxembourg–0.07%
ArcelorMittal	124,542	1,752,100
		1,752,100
Netherlands–4.90%
ABN AMRO Group CVA	76,594	1,349,311
†Adyen	1,980	1,302,096
Aegon	363,767	1,510,770
Akzo Nobel	41,575	3,704,442
ASML Holding	81,496	20,212,105
EXOR	18,655	1,249,383
Heineken	50,409	5,444,784
Heineken Holding	20,941	2,083,414
ING Groep	749,310	7,827,837
Koninklijke Ahold Delhaize	233,492	5,839,086
Koninklijke DSM	34,947	4,206,982
Koninklijke KPN	692,779	2,159,004
Koninklijke Philips	174,669	8,071,293
Koninklijke Vopak	11,600	596,228
NN Group	60,333	2,138,115
NXP Semiconductors	56,620	6,178,374
†Prosus NV	93,159	6,838,630
Randstad	20,765	1,019,479
Royal Dutch Shell Class A	834,340	24,469,471
Royal Dutch Shell Class B	715,291	21,140,731
Wolters Kluwer	51,821	3,781,120
		131,122,655
New Zealand–0.23%
†a2 Milk	140,003	1,163,236
Auckland International Airport	185,414	1,063,154
Fisher & Paykel Healthcare	110,969	1,204,021
Fletcher Building	139,134	448,723
Meridian Energy	215,758	702,697
Ryman Healthcare	58,695	487,824
Spark New Zealand	403,509	1,114,524
		6,184,179
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway–0.64%
Aker BP	20,676	$ 550,925
DNB	189,878	3,347,167
Equinor	191,765	3,632,446
Gjensidige Forsikring	32,572	645,981
Marine Harvest	85,935	1,984,858
Norsk Hydro	274,794	967,598
Orkla	168,001	1,528,693
Schibsted Class B	15,002	420,715
Telenor	135,548	2,719,621
Yara International	31,230	1,346,477
		17,144,481
Portugal–0.15%
Energias de Portugal	486,724	1,888,893
Galp Energia	103,089	1,550,371
Jeronimo Martins	41,950	707,428
		4,146,692
Singapore–1.27%
Ascendas Real Estate Investment Trust	514,387	1,161,702
CapitaLand	533,300	1,363,207
CapitaLand Commercial Trust	572,156	857,304
CapitaLand Mall Trust	545,400	1,038,276
City Developments	90,100	640,935
ComfortDelGro	363,000	630,697
Dairy Farm International Holdings	64,700	407,783
DBS Group Holdings	343,195	6,208,778
Genting Singapore	1,017,800	648,037
Goldenri-Resources	1,199,480	195,234
Jardine Cycle & Carriage	22,288	484,067
Keppel	252,115	1,082,704
Oversea-Chinese Banking	612,089	4,811,872
SATS	113,200	396,937
Sembcorp Industries	151,000	227,360
Singapore Airlines	91,000	601,899
Singapore Exchange	135,000	828,230
Singapore Press Holdings	341,200	513,829
Singapore Technologies Engineering	338,800	941,769
Singapore Telecommunications	1,630,000	3,657,283
Suntec Real Estate Investment Trust	451,000	620,450
United Overseas Bank	241,285	4,484,285
UOL Group	77,051	418,421
Venture	52,300	579,925
Wilmar International	432,400	1,167,039
		33,968,023

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–2.88%
ACS Actividades de Construccion y Servicios	48,179	$ 1,925,039
Aena SME	13,671	2,502,521
Amadeus IT Group	83,847	6,007,771
Banco Bilbao Vizcaya Argentaria	1,296,765	6,750,289
Banco de Sabadell	1,084,927	1,051,858
Banco Santander	3,140,707	12,778,970
Bankia	208,766	393,909
Bankinter	120,397	759,740
CaixaBank	719,255	1,886,596
†Cellnex Telecom	37,179	1,535,624
Enagas	49,153	1,136,245
Endesa	65,741	1,729,362
Ferrovial	90,831	2,624,401
Grifols	61,295	1,806,860
Iberdrola	1,149,688	11,949,588
Industria de Diseno Textil	207,489	6,421,279
Mapfre	181,469	488,743
Naturgy Energy Group	62,979	1,670,377
Red Electrica	88,653	1,795,732
Repsol	287,706	4,487,059
Siemens Gamesa Renewable Energy	42,189	572,343
Telefonica	905,403	6,918,313
		77,192,619
Sweden–2.37%
Alfa Laval	61,046	1,204,077
Assa Abloy Class B	188,347	4,187,170
Atlas Copco Class A	132,458	4,078,796
Atlas Copco Class B	78,670	2,130,310
Boliden	56,006	1,286,265
Electrolux Class B	49,478	1,172,146
Epiroc Class A	124,955	1,353,281
Epiroc Class B	78,670	811,842
Essity Class B	121,674	3,550,253
Hennes & Mauritz Class B	153,812	2,981,546
Hexagon Class B	47,815	2,303,252
Husqvarna Class B	76,246	579,841
ICA Gruppen	14,943	690,121
Industrivarden Class C	25,640	560,901
Investor Class B	84,536	4,128,507
Kinnevik Class B	48,587	1,277,438
L E Lundbergforetagen Class B	12,752	479,591
Lundin Petroleum	31,520	944,926
Millicom International Cellular SDR	11,134	540,298
Nokian Renkaat	19,229	541,996
Sandvik	211,291	3,289,368
Securitas Class B	53,264	815,633
Skandinaviska Enskilda Banken Class A	304,068	2,793,990
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Skanska Class B	66,792	$ 1,352,213
SKF Class B	67,025	1,106,793
Svenska Handelsbanken Class A	304,811	2,851,531
Swedbank Class A	183,848	2,647,722
Swedish Match	31,779	1,314,316
Tele2 Class B	94,913	1,411,585
Telefonaktiebolaget LM Ericsson Class B	582,385	4,651,119
Telia	526,440	2,355,029
Volvo Class B	284,371	3,990,612
		63,382,468
Switzerland–9.31%
ABB	358,411	7,048,467
Adecco Group	32,946	1,823,159
†Alcon	79,618	4,644,107
Baloise Holding	8,688	1,556,669
Barry Callebaut	344	709,510
Chocoladefabriken Lindt & Spruengli	217	1,602,695
Chocoladefabriken Lindt & Spruengli Class R	21	1,737,989
Cie Financiere Richemont	100,136	7,338,533
†Clariant	32,362	630,335
†Credit Suisse Group	489,172	5,984,096
†Dufry	7,390	618,184
EMS-Chemie Holding	1,378	858,627
Geberit	7,433	3,552,119
Givaudan	1,739	4,853,586
†Julius Baer Group	45,310	2,006,820
Kuehne + Nagel International Class R	11,035	1,623,829
†LafargeHolcim	97,041	4,778,661
†Lonza Group	14,001	4,738,090
Nestle	586,926	63,654,740
Novartis	411,754	35,734,872
Pargesa Holding Bearer Shares	8,576	659,652
Partners Group Holding	3,523	2,705,509
Roche Holding	134,512	39,165,112
Schindler Holding	10,886	2,433,766
SGS	1,039	2,575,601
Sika	23,849	3,489,389
Sonova Holding	10,736	2,498,059
Straumann Holding Class R	1,842	1,506,662
Swatch Group	6,259	1,661,772
Swatch Group (Swiss Exchange)	12,067	606,422
Swiss Life Holding	6,604	3,157,373
†Swiss Prime Site	16,468	1,611,629
Swiss Re	58,119	6,064,355
Swisscom	5,241	2,585,764

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Temenos	11,525	$ 1,929,861
†UBS Group (New York Shares)	741,828	8,423,042
Vifor Pharma	8,627	1,378,846
Zurich Insurance Group	29,130	11,157,016
		249,104,918
United Kingdom–15.11%
3i Group	197,413	2,825,446
Admiral Group	35,605	925,889
Anglo American (London Stock Exchange)	201,612	4,633,442
Aroundtown S.A.	151,480	1,239,017
Ashtead Group	90,054	2,504,356
Associated British Foods	71,759	2,031,413
AstraZeneca	251,422	22,449,223
Auto Trader Group	168,540	1,056,352
Aviva	730,005	3,583,728
BAE Systems	596,261	4,175,787
Barclays	3,281,284	6,045,765
Barratt Developments	208,017	1,655,948
Berkeley Group Holdings	22,114	1,135,431
BHP Group	406,359	8,679,532
BP	3,949,856	25,005,585
British American Tobacco	367,200	13,560,777
British American Tobacco ADR	78,459	2,895,137
British Land	192,836	1,387,222
BT Group	1,584,453	3,475,358
Bunzl	68,569	1,792,352
Burberry Group	75,187	2,008,366
Carnival (London Stock Exchange)	32,423	1,341,675
Centrica	1,041,992	944,866
Coca-Cola European Partners	44,629	2,486,841
†Coca-Cola HBC	38,089	1,244,005
Compass Group	302,014	7,771,634
Croda International	22,817	1,362,993
DCC	18,319	1,597,678
Diageo	455,357	18,601,461
Direct Line Insurance Group	242,254	893,798
easyJet	26,750	377,542
Evraz	96,720	556,679
Experian	170,234	5,443,929
Fiat Chrysler Automobiles	214,521	2,779,723
Fresnillo	36,441	306,569
G4S	261,232	608,392
GlaxoSmithKline	946,245	20,282,373
†Glencore	2,124,621	6,402,646
Halma	72,686	1,759,395
Hargreaves Lansdown	54,465	1,390,603
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
HSBC Holdings (London Shares)	3,910,052	$ 29,959,820
Imperial Brands	182,165	4,090,728
Informa	239,337	2,506,555
InterContinental Hotels Group PLC	35,178	2,195,296
Intertek Group	32,884	2,213,495
Investec	139,504	717,663
ITV	712,834	1,104,119
J Sainsbury	333,823	900,786
John Wood Group	132,407	617,296
Johnson Matthey	38,061	1,429,604
Kingfisher	436,260	1,108,704
Land Securities Group	151,148	1,591,895
Legal & General Group	1,127,791	3,442,377
Lloyds Banking Group	13,589,086	9,008,463
London Stock Exchange Group	59,003	5,298,450
Marks & Spencer Group	404,468	916,108
Meggitt	130,524	1,018,218
Melrose Industries	909,169	2,252,450
Merlin Entertainments	119,494	664,887
Micro Focus International	65,601	921,837
Micro Focus International Sponsored ADR	1	14
Mondi	93,047	1,781,608
National Grid	677,095	7,331,106
Next	27,365	2,080,160
NMC Health	19,900	663,250
†Ocado Group	87,028	1,415,567
Pearson	161,264	1,462,371
Persimmon	63,027	1,680,940
Prudential	499,565	9,052,727
Reckitt Benckiser Group	135,458	10,576,476
RELX (London Stock Exchange)	378,101	8,979,789
Rentokil Initial	354,071	2,035,708
Rio Tinto	218,248	11,345,088
†Rolls-Royce Holdings	314,841	3,059,259
Royal Bank of Scotland Group	917,324	2,338,155
RSA Insurance Group	210,221	1,379,281
Sage Group	210,171	1,786,066
Schroders	23,299	880,676
Segro	220,803	2,201,281
Severn Trent	41,713	1,110,286
Smith & Nephew	161,795	3,896,329
Smiths Group	81,390	1,570,487
Spirax-Sarco Engineering	14,094	1,357,868
SSE	201,081	3,076,104
St James's Place	92,031	1,106,918
Standard Chartered	536,300	4,501,658
Standard Lifeerdeen	472,946	1,661,041
Taylor Wimpey	674,538	1,338,910

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Tesco	1,884,946	$ 5,572,784
TUI	77,915	904,903
Unilever	212,320	12,760,845
Unilever CVA	279,055	16,756,528
United Utilities Group	133,977	1,359,935
Vodafone Group	5,112,567	10,185,789
Weir Group	46,598	816,289
Whitbread	25,617	1,352,043
Wm Morrison Supermarkets	392,650	966,792
WPP	232,374	2,909,638
		404,432,348
United States–0.12%
Ferguson	43,422	3,168,969
International Flavors & Fragrances	1	69
		3,169,038
Total Common Stock (Cost $2,161,263,516)		2,629,397,424
PREFERRED STOCKS–0.51%
Germany–0.51%
Bayerische Motoren Werke 6.51%	10,228	568,192
FUCHS PETROLUB 2.75%	12,670	475,172
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Henkel & Co. 1.94%	33,111	$ 3,276,303
Porsche Automobil Holding 3.36%	30,053	1,948,242
Sartorius 0.35%	6,807	1,240,986
Volkswagen 2.85%	36,092	6,138,716
Total Preferred Stocks (Cost $12,385,989)		13,647,611
RIGHTS–0.00%
Australia–0.00%
†Harvey Norman Holdings, Ltd.	5,509	6,674
Total Rights (Cost $0)		6,674

MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	5,430,390	5,430,390
Total Money Market Fund (Cost $5,430,390)		5,430,390

TOTAL INVESTMENTS–98.96% (Cost $2,179,079,895)	2,648,482,099
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.04%	27,717,462
NET ASSETS APPLICABLE TO 286,148,994 SHARES OUTSTANDING–100.00%	$2,676,199,561

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
352	E-mini MSCI EAFE Index	$33,411,840	$33,446,379	12/20/19	$—	$(34,539)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Schedule of Investments (continued)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
See accompanying notes.
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$2,339,592	$185,073,205	$—	$187,412,797
Austria	—	6,129,772	—	6,129,772
Belgium	—	27,264,889	—	27,264,889
Chile	—	732,949	—	732,949
China	759,252	327,002	—	1,086,254
Denmark	—	46,537,433	—	46,537,433
Finland	1,304,745	28,213,733	—	29,518,478
France	6,271,776	292,304,312	—	298,576,088
Germany	12,673,352	197,509,761	—	210,183,113
Hong Kong	1,194,899	90,115,043	—	91,309,942
Ireland	7,501,300	7,844,715	—	15,346,015
Isle Of Man	—	947,392	—	947,392
Israel	4,624,007	9,806,818	—	14,430,825
Italy	—	57,515,896	—	57,515,896
Japan	1,105,737	649,700,323	—	650,806,060
Luxembourg	—	1,752,100	—	1,752,100
Netherlands	13,017,004	118,105,651	—	131,122,655
New Zealand	—	6,184,179	—	6,184,179
Norway	—	17,144,481	—	17,144,481
Portugal	—	4,146,692	—	4,146,692
Singapore	—	33,968,023	—	33,968,023
Spain	—	77,192,619	—	77,192,619
Sweden	—	63,382,468	—	63,382,468
Switzerland	1,737,989	247,366,929	—	249,104,918
United Kingdom	2,895,151	401,537,197	—	404,432,348
United States	—	3,169,038	—	3,169,038
Preferred Stocks	—	13,647,611	—	13,647,611
Rights	6,674	—	—	6,674
Money Market Fund	5,430,390	—	—	5,430,390
Total Investments	$60,861,868	$2,587,620,231	$—	$2,648,482,099
Derivatives:

Liabilities:
Futures Contract	$(34,539)	$—	$—	$(34,539)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA International Index Fund–14